Other Receivables and Prepaid Expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Government institutions	$ 263	$ 289
Prepaid expenses	1,435	748
Other accounts receivable and prepaid expenses, Total	$ 1,698	$ 1,037